                                            ------------------------------------
Allmerica Financial                             Semi-Annual Report
--------------------------------------------------------------------------------
                     JUNE 30, 2000

                                                Allmerica Investment Trust

                                                   . Money Market Fund

      AIT

                                                           2000




                                              [LOGO OF ALLMERICA FINANCIAL (R)]

Table of Contents


General Information ...........................................................2

A Letter from the Chairman ....................................................3

Bond & Money Market Overview ..................................................4
Money Market Fund .............................................................6

Financials ..................................................................F-1

For further information, see the accompanying annual report.

See Client Notices on page F-10.

General Information


Officers of First Allmerica Financial Life Insurance
Company (FAFLIC) and Allmerica Financial Life Insurance and Annuity Company (AFLIAC)
John F. O'Brien, President, CEO (FAFLIC) and
   Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry, III, Vice President, CFO and Treasurer
Abigail M. Armstrong, Secretary and Counsel

Investment Manager
Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

General Distributor
Allmerica Investments, Inc.
440 Lincoln Street, Worcester, MA 01653

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

Administrator and Custodian
Investors Bank & Trust Company
200 Clarendon Street, Boston, MA 02116

Legal Counsel
Ropes & Gray
One International Place, Boston, MA02110

Officers of Allmerica Investment Trust (AIT)
Richard M. Reilly, President
Paul T. Kane, Treasurer
George M. Boyd, Secretary

Board of Trustees of AIT
John F. O'Brien, Chairman
P. Kevin Condrony/1/
Cynthia A. Hargadon/1/
Gordon Holmes/1/
John P. Kavanaugh
Bruce E. Langton/1/
Attiat F. Ott/1/
Richard M. Reilly
Ranne P. Warner/1/

/1/ ndependent Trustees

Investment Sub-Adviser
Allmerica Asset Management, Inc.
440 Lincoln Street, Worcester, MA 01653

A Letter from the Chairman

[PHOTO]

Dear Client:

Investors were confronted with increased volatility during the first half of 2000. The U.S. Federal Reserve along with central banks worldwide raised interest rates as continued economic growth led to concerns about inflation. The GDP growth rate in the U.S. continued to exceed 5% causing Federal Reserve policymakers to institute a series of three rate hikes in an effort to slow the economy down. Subsequent economic reports of rising unemployment and declining consumer spending reassured investors that growth was under control and the Federal Reserve refrained from raising rates again in June.

Mirroring the U.S., international markets struggled also with rising interest rates. Germany, Spain, and the U.K. were particularly pressured by the European Central Bank's decision to raise rates to 4.25%. However, if the U.S. economy continues to slow down, prospects for markets dominated by the Euro may improve. Similarly, emerging market performance was driven by perceptions about the direction of the U.S. economy. Performance improved, however, once economic data began to suggest that the U.S. economy may be heading for a soft landing. Increasing political and economic stability in countries such as Latin America, Mexico, Brazil boosted the global economy while Japan continued its struggle with relatively high unemployment and low consumer spending.

In an effort to control economic growth and head off inflation, the Federal Reserve raised interest rates in February, March, and again in May. Long-term Treasury yields declined in response to fewer new bond issues and the Treasury's program to buy back over $30 billion in bonds during this year alone. The combination of these events helped contribute to one of the worst performances for non-Treasury issues in the bond market during the period.

Money market investors were fairly protected from rising interest rates as the short-term nature of their investments quickly adapted to the new and higher level of interest rates. For the first half of 2000, money market funds continued to provide a safe haven for conservative investors.

The manager of the Allmerica Investment Trust (AIT) Money Market Fund continued to produce highly competitive returns with a focus on preservation of capital, maintenance of liquidity and attractive current income. Our fund continues to be a top performer and we appreciate your confidence in the AIT Money Market Fund. Through our broad array of insurance and retirement products, we look forward to serving more of your financial needs.



On behalf of the Board of Trustees,


/S/ John F. O'Brien


John F. O'Brien

Chairman of the Board

Allmerica Financial Life Insurance and Annuity Company

Bond & Money Market Overview

1996: Outlook for Federal Reserve policy affects U.S. bond market. Long-predicted interest rate cuts, which would have fueled this market, never occur.

1997: Low inflation and declining interest rates fuel the bond market, which enjoys its best returns since 1995.

1998: During 1998, bond investments produced widely divergent results as a series of dramatic swings either left them highly in favor or badly battered.

1999: Inflation concerns and a booming U.S. economy prompt the Federal Reserve to hike interest rates. Fixed income markets close the second half with the worst performing year ever.

2000: Bond investments suffer as a result of continued interest rate hikes by the Federal Reserve in an effort to stave off inflation.


Events occurred during the first six months of 2000, which led to one of the worst relative performances for corporate bonds, mortgage- and asset-backed securities, and agencies (spread sectors). However, by June signs of an economic slowdown began to emerge. Spread sectors rebounded as the Federal Reserve Board decided to forego another interest rate increase at its June meeting.

Taking center stage was the inversion of the yield curve at the start of the first quarter. Usually the longer a bond's maturity, the higher its yield. An inverted yield curve is a demonstration of the opposite where shorter bonds (with maturities of less than two years) produce higher yields. The yield curve began to invert as a result of low issuance of new investment grade bonds and the Treasury's quicker-than-expected announcement to buy back as much as $30 billion in bonds during this year alone. The Treasury's announcement took the market by surprise and investors promptly bid up the price of the longer maturity bonds, sending its yield below the Federal Funds rate by March. The yield on the long bond ended the first quarter at 5.84%.

The yield curve inversion gathered momentum in the first quarter as the Federal Reserve continued its efforts to slow down the economy by raising interest rates in February and March by a total of .50%. Lower yields on Treasury bonds caused corporate bonds, mortgage- and asset-backed securities, and agencies to underperform. Concerns about the future of the economy caused spread sectors to underperform as investors became unclear about future potential for revenue and earnings growth and the impact on coverage of interest cost. Taxable bond mutual funds saw over $30 billion in redemptions and overall asset allocation began to favor the equity market.


[GRAPHIC]

2000

JAN

Treasury announces buy back of $30 billion in bonds, sending bond prices up and yields down.

[GRAPHIC]

FEB

Federal Reserve raises interest rates by 0.25%. The yield curve begins to invert.

MAR

Federal Reserve raises interest rates again by 0.25%. Volatile conditions shut down issuance of investment grade bonds.

Bond & Money Market Overview


In the meantime, unusual events took place in the mortgage-backed securities market, affecting both agencies and mortgage-backed securities. Congressional scrutiny over Fannie Mac and Freddie Mac, two major government-sponsored enterprises, resulted in large-scale selling in the agencies and mortgage-backed securities market.

By March, volatile market conditions virtually shut down new issuance of investment grade bonds as investors' appetite for risk diminished. Supply and demand within the fixed income marked moved out of alignment causing corporates to underperform Treasuries by 227 basis points for the first quarter with March producing the second worst monthly performance for spread product since 1990.

The Federal Reserve Board raised interest rates again in May by an additional
 .50%, bringing the total tightening to 1.75% since June 1999. However, as the second quarter progressed, the economy began to show signs of a slowdown. Satisfied that interest rate hikes were beginning to have the desired effect, the Federal Reserve voted to hold off on any further rate increases at their June meeting.

Corporate bonds, mortgage- and asset-backed securities continued to dramatically underperform U.S. Treasuries through May. The inverted yield curve persisted as a result of the shrinking supply of U.S. Treasury securities and tightenings by the Federal Reserve. Positive yield spreads were offset by negative price returns as investment banks continued to diminish earnings volatility by reducing their exposure to spread product. As Treasuries rallied in response to the shrinking supply, spread sectors continued to underperform until June, when the economy began to show signs that it may be headed for a soft landing. Once the Federal Reserve decided to forego another interest rate hike, spread sector performance began to gain, finally outperforming like-duration Treasuries by 50 basis points at the end of the second quarter.

The Federal Funds rate remains at 6.50%, the highest level since January 1991. The goal of the Federal Reserve Board is to engineer a soft landing for the economy, which translates as a slowdown in growth without entering into a recession. The economy has begun to show signs of moderation. Retail sales have declined and consumer spending on big-ticket items has slowed. The outlook for spread sector performance is optimistic, especially if the Federal Reserve's tightening cycle is coming to a close. However, the preliminary growth rate for the annual gross domestic product stands at 5.2% as of June 2000. The Federal Reserve considers a rate of 3.5% to 4% to be as fast as the economy can growth without sparking inflation. The Federal Reserve remains cautious, and depending upon whether or not the economy shows more definitive signs of a slowdown, may consider another rate hike at their August meeting.

[GRAPHIC]

APR
Spread sectors continue to dramatically underperform U.S. Treasuries.

MAY
Federal Reserve raises interest rates by another 0.50% to 6.50%. The inverted yield curve persists as a result of the shrinking supply of U.S. Treasuries and continued rate hikes.

[GRAPHIC]

JUN
Federal Reserve votes to hold off on additional interest rate increases. Corporates and Mortgages outperform like-duration Treasuries due to signs of a slowing economy.

Money Market Fund

The Money Market Fund returned 3.02% for the first half of the year, outperforming its benchmark, the iMoneyNet, Inc. Index*, which returned 2.71% for the same period.

During the period, the bond market saw one of the worst relative performances ever recorded. Early in the year the yield curve, where long-term rates usually exceed short-term rates, began to invert. Long-term Treasury yields declined in response to the Treasury's buyback program and curtailment of the issue of new Treasuries. This, in combination with the Federal Reserve's continued interest rate hikes contributed to the yield curve inversion. Federal Reserve policymakers acted on concerns about inflation, the trade deficit, and the effect of rising personal wealth on consumer spending and borrowing.

During the first quarter, the Fund benefited from an increase in floating note rates. Such notes have variable rates, which reset periodically and enable the Fund to more fully participate in higher interest rates. Strong consumer spending, especially in housing and cars, coupled with job growth favored supply of these notes. In the second quarter, inflation fears lessened somewhat when the Federal Reserve decided against raising rates, and the Fund's manager increased holdings of corporate notes with longer maturities and commercial paper characterized by flexibility and safety and issued by top-rated firms. Those positions, along with government agency securities and repurchase agreements, which have shorter maturities, were included to maximize liquidity for the portfolio.

For the remainder of 2000, the Fund's manager will maintain these core holdings, considering possible reallocations if interest rate policies appear to have effected a slowdown in economic growth.

* Formerly IBC Donoghue, this represents a name change only.



Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Strives to maximize current income for investors while preserving capital and liquidity.

                             Portfolio Composition

                                    [GRAPH]

As of June 30, 2000, the sector allocation of net assets was:

Corporate Notes          47%

Commercial Paper         30%

U.S. Govt &
Agency Obligations        7%

Municipal                 5%

Other                    11%


                          Average Annual Total Returns

Years ended June 30, 2000             1 Year       5 Years       10 Years
Money Market Fund                      5.73%        5.51%          5.15%

iMoneyNet, Inc.*                       5.16%        4.97%          4.67%

Lipper Money Market Funds Average      5.06%        4.91%          4.68%

*Formerly IBC Donoghue, this represents a name change only.


                       Average Yield as of June 30, 2000

Money Market Fund 7-Day Yield                                      6.51%


                   Growth of a $10,000 Investment Since 1990

                                    [GRAPH]

                             Money Market Fund         iMoneyNet, Inc.
--------------------------------------------------------------------------------
             6/30/90               10,000                  10,000
            12/31/90               10,399                  10,374
            12/31/91               10,995                  10,963
            12/31/92               11,411                  11,328
            12/31/93               11,753                  11,626
            12/31/94               12,175                  12,055
            12/31/95               12,886                  12,711
            12/31/96               13,576                  13,332
            12/31/97               14,255                  13,999
            12/31/98               15,040                  14,693
            12/31/99               15,821                  15,365
             6/30/00               16,299                  15,781

The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time. The Fund is neither insured nor guaranteed the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. iMoneyNet, Inc. is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of 364 funds within the Money Market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Financials

                      This page left blank intentionally.

                               Money Market Fund

              PORTFOLIO OF INVESTMENTS . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                       Value
  Par Value                                          (Note 2)
--------------------------------------------------------------

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (c) -
  7.1%
             Fannie Mae - 4.6%
 $5,000,000  5.62%, 09/01/00                        $4,951,607
 10,000,000  6.53%, 09/01/00                         9,887,539
  5,000,000  6.57%, 09/01/00                         4,943,425
                                                    ----------
                                                    19,782,571
                                                    ----------
             Federal Farm Credit Bank - 0.2%
  1,000,000  6.34%, 05/07/01(a)                      1,000,000
                                                    ----------
             Sallie Mae - 2.3%
 10,000,000  6.28%, 03/09/01(a)                     10,002,563
                                                    ----------
             Total U.S. Government and
             Agency Obligations                     30,785,134
                                                    ----------
 CORPORATE NOTES - 46.8%
             Automotive - 3.2%
  6,000,000  American Honda Finance Corp.
             6.78%, 08/02/00(b)                      5,999,899
  5,000,000  General Motors Acceptance Corp., MTN
             6.80%, 04/17/01                         4,981,271
  3,000,000  Paccar Financial Corp., MTN
             6.08%, 05/15/01                         2,967,816
                                                    ----------
                                                    13,948,986
                                                    ----------
             Banking - 6.8%
  2,500,000  African Development Bank
             8.73%, 05/01/01                         2,536,157
 10,000,000  Asset Backed Capital Financial
             6.44%, 03/15/01(a)                     10,000,000
  9,000,000  First Union National Bank
             6.86%, 09/27/00(a)                      8,998,367
  2,750,000  FleetBoston Financial Corp., MTN
             6.38%, 08/11/00                         2,750,270
  5,000,000  PNC Funding Corp.
             9.88%, 03/01/01                         5,092,735
                                                    ----------
                                                    29,377,529
                                                    ----------
             Electric Utilities - 0.2%
  1,000,000  National Rural Utilities, MTN
             5.88%, 07/28/00                           999,655
                                                    ----------
             Financial Services - 19.2%
  1,000,000  Countrywide Funding Corp.
             7.31%, 08/28/00                         1,001,628
  5,000,000  Countrywide Home Loans
             5.62%, 10/16/00                         4,984,954
 10,000,000  Countrywide Home Loans, MTN
             6.77%, 05/22/01(a)                      9,997,832
  7,000,000  Heller Financial, Inc.
             6.49%, 09/18/00                         6,998,527
 10,000,000  Heller Financial, Inc.
             6.90%, 08/07/00(a)                      9,999,466

                                                           Value
  Par Value                                              (Note 2)
-------------------------------------------------------------------

             Financial Services - (continued)
 $2,500,000  Heller Financial, Inc.
             7.10%, 09/25/00(a)                         $ 2,501,802
 12,000,000  Household Finance Corp., MTN
             6.37%, 03/30/01(a)                          12,000,000
  1,000,000  Household Finance Corp., MTN
             6.89%, 06/21/01(a)                           1,000,690
 10,000,000  Links Finance LLC
             6.66%, 03/30/01(a)                           9,997,759
 10,000,000  Links Finance LLC, MTN
             7.00%, 06/04/01(b)                          10,000,000
 10,000,000  Sigma Finance, Inc.
             6.39%, 03/30/01(a)                          10,000,000
  5,000,000  Syndicated Loan Fund Trust
             6.53%, 03/30/01(a)                           5,000,000
                                                        -----------
                                                         83,482,658
                                                        -----------
             Real Estate - 5.3%
 23,000,000  Homeside Lending, Inc., MTN
             6.93%, 08/16/00(a)                          23,000,578
                                                        -----------
             Securities Broker - 11.5%
  5,000,000  Bear Stearns Cos., Inc., MTN
             6.39%, 02/02/01(a)                           5,000,000
  1,300,000  Goldman Sachs and Co.
             5.56%, 01/11/01(b)                           1,294,926
 10,000,000  Goldman Sachs Group, Inc.
             6.82%, 08/16/00                             10,000,000
  7,000,000  Lehman Brothers Holdings, Inc.
             7.29%, 09/25/00                              7,012,175
    675,000  Merrill Lynch & Co., Inc.
             6.70%, 08/01/00                                675,372
  5,000,000  Merrill Lynch & Co., Inc., MTN
             7.32%, 11/20/00(a)                           5,009,866
 10,000,000  Morgan Stanley Dean Witter & Co., MTN
             6.88%, 08/09/00(a)                          10,004,076
 10,000,000  Paine Webber Group, Inc.
             6.82%, 12/12/00(a)                          10,000,000
  1,000,000  Salomon Smith Barney Holdings, Inc., MTN
             6.63%, 11/30/00                              1,001,262
                                                        -----------
                                                         49,997,677
                                                        -----------
             Telephone Systems - 0.6%
  2,356,000  GTE Corp.
             9.38%, 12/01/00                              2,381,616
                                                        -----------
             Total Corporate Notes                      203,188,699
                                                        -----------
 COMMERCIAL PAPER (c) - 29.5%
             Banking - 4.5%
 10,000,000  Bank of America Corp.
             6.65%, 08/23/00                              9,902,097
 10,000,000  Christiania Capital Corp.
             6.66%, 09/12/00                              9,865,051
                                                        -----------
                                                         19,767,148
                                                        -----------

                       See Notes to Financial Statements.
--------------------------------------------

                               Money Market Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                       Value
   Par Value                                          (Note 2)
----------------------------------------------------------------

               Electric Utilities - 6.6%
 $10,000,000   Carolina Power & Light Co.
               6.70%, 08/14/00                      $  9,918,111
   8,899,000   Oglethorpe Power Corp.
               6.61%, 07/06/00                         8,890,830
  10,000,000   Oglethorpe Power Corp.
               6.75%, 08/01/00                         9,941,875
                                                    ------------
                                                      28,750,816
                                                    ------------
               Electrical Equipment - 3.9%
  17,000,000   Xerox Corp.
               7.25%, 07/05/00                        16,986,306
                                                    ------------
               Financial Services - 3.2%
   5,000,000   Govco, Inc.
               6.70%, 08/11/00                         4,961,847
   9,000,000   Westways Funding IV
               6.67%, 09/07/00                         8,886,610
                                                    ------------
                                                      13,848,457
                                                    ------------
               Insurance - 3.4%
  15,000,000   Aetna Services, Inc.
               6.80%, 08/21/00                        14,855,500
                                                    ------------
               Real Estate - 3.4%
  15,000,000   Weyerhaeuser Real Estate
               7.22%, 07/05/00(b)                     14,987,967
                                                    ------------
               Securities Broker - 3.3%
   6,000,000   Bear Stearns Cos., Inc.
               6.89%, 02/12/01                         5,740,477
   7,000,000   Donaldson, Lufkin & Jenrette, Inc.
               6.77%, 08/14/00                         6,942,079
   1,500,000   Paine Webber Group, Inc.
               7.10%, 07/03/00                         1,499,408
                                                    ------------
                                                      14,181,964
                                                    ------------
               Telephone Systems - 1.2%
   5,000,000   AT & T Corp.
               7.27%, 06/14/01                         5,000,000
                                                    ------------
               Total Commercial Paper                128,378,158
                                                    ------------
 CERTIFICATES OF DEPOSIT - 3.9%
  10,000,000   CIC Floating Rate CD
               6.82%, 08/02/00(a)                      9,999,829
   7,000,000   Wilmington Trust Corp.
               6.02%, 10/02/00                         6,998,987
                                                    ------------
               Total Certificates of Deposit          16,998,816
                                                    ------------

                                                                  Value
   Par Value                                                     (Note 2)
---------------------------------------------------------------------------

 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 1.3%
 $   676,417   Fidelity Equipment Lease Trust,
               Series 1999-2, Class A-1, CMO
               6.13%, 12/15/00                                 $    676,417
   1,941,812   Household Automotive Trust IV,
               Series 2000-1, Class A1, CMO
               6.09%, 03/19/01                                    1,941,812
   3,012,052   Huntington Auto Trust,
               Series 2000-A, Class A1, CMO
               6.32%, 04/15/01                                    3,012,052
                                                               ------------
               Total Asset-Backed and
               Mortgage-Backed Securities                         5,630,281
                                                               ------------
 MUNICIPAL OBLIGATIONS - 4.8%
  20,000,000   California Housing Finance Agency,
               Revenue Bond
               6.68%, 08/01/31(a)                                20,000,000
   1,000,000   New Jersey State Municipal
               6.38%, 08/01/00                                    1,000,585
                                                               ------------
               Total Municipal Obligations                       21,000,585
                                                               ------------
      Shares
      ------
 INVESTMENT COMPANIES - 1.3%
   5,479,035   Scudder Institutional Money Market Fund            5,479,035
      10,990   SSgA Prime Money Market Fund                          10,990
                                                               ------------
               Total Investment Companies                         5,490,025
                                                               ------------
    Maturity
      Amount
    --------
 REPURCHASE AGREEMENTS - 4.6%
 $20,011,917   First Union Securities, Inc. Repurchase
               Agreement, dated 06/30/00, due 07/03/00, at
               7.15%, collateralized by First Union National
               Bank, 7.70%, 02/15/05 with a market value of
               $20,000,000.                                      20,000,000
                                                               ------------
 Total Investments - 99.3%                                      431,471,698
                                                               ------------
 Net Other Assets and Liabilities - 0.7%                          3,024,880
                                                               ------------
 Total Net Assets - 100.0%                                     $434,496,578
                                                               ============

------------------
(a) Variable rate security. The rate shown reflects rate in effect at June 30, 2000.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2000, these securities amounted to $32,282,792 or 7.4% of net assets.
(c) Effective yield at time of purchase.
CMO Collateralized Mortgage Obligation
MTN Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2000, the aggregate cost of investment securities for tax purposes was $431,471,698.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

   STATEMENT OF ASSETS AND LIABILITIES (in 000's) . June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Money
                                                                       Market
                                                                        Fund
-------------------------------------------------------------------------------
ASSETS:
Total investments at value..........................................  $431,472
Cash ...............................................................         5
Interest and dividend receivables...................................     3,237
                                                                      --------
 Total Assets.......................................................   434,714
                                                                      --------
LIABILITIES:
Advisory fee payable................................................        82
Dividends payable...................................................        78
Accrued expenses and other payables.................................        58
                                                                      --------
 Total Liabilities..................................................       218
                                                                      --------
NET ASSETS..........................................................  $434,496
                                                                      ========
NET ASSETS consist of
Paid-in capital.....................................................  $434,684
Accumulated (distribution in excess of) net realized gain (loss) on
 investments sold...................................................      (188)
                                                                      --------
TOTAL NET ASSETS....................................................  $434,496
                                                                      ========
Shares of beneficial interest outstanding (unlimited authorization,
 no par value) (in 000's)...........................................   434,686
NET ASSET VALUE,
Offering and redemption price per share (Net Assets/Shares
 Outstanding).......................................................  $  1.000
                                                                      ========

                       See Notes to Financial Statements.
--------------------------------------------

                           Allmerica Investment Trust

  STATEMENT OF OPERATIONS (in 000's) . For the Six Months Ended June 30, 2000
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                                         Money
                                                                        Market
                                                                         Fund
---------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest............................................................  $  13,324
                                                                       ---------
EXPENSES
 Investment advisory fees............................................        513
 Custodian and Fund accounting fees..................................         59
 Legal fees..........................................................          5
 Audit fees..........................................................         11
 Trustees' fees and expenses.........................................          6
 Reports to shareholders.............................................         25
 Miscellaneous.......................................................          4
                                                                       ---------
 Total expenses .....................................................        623
                                                                       ---------
NET INVESTMENT INCOME ...............................................     12,701
                                                                       ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS..............................        (91)
                                                                       ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $  12,610
                                                                       =========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
--------------------------------------------------------------------------------

                                                             Money Market
                                                                 Fund
-------------------------------------------------------------------------------
                                                      Six Months
                                                    Ended June 30,  Year Ended
                                                         2000      December 31,
                                                     (Unaudited)       1999
-------------------------------------------------------------------------------
NET ASSETS at beginning of period.................    $  513,606    $ 336,253
                                                      ----------    ---------
Increase (decrease) in net assets resulting from
 operations:
 Net investment income............................        12,701       21,479
 Net realized gain (loss) on investments sold.....           (91)          --
                                                      ----------    ---------
 Net increase in net assets resulting from
  operations......................................       12,610        21,479
                                                      ----------    ---------
Distributions to shareholders from net investment
 income...........................................       (12,701)     (21,479)
                                                      ----------    ---------
Capital share transactions:
 Net proceeds from sales of shares................     1,104,672    1,057,803
 Issued to shareholders in reinvestment of
  distributions...................................        12,701       21,479
 Cost of shares repurchased.......................    (1,196,392)    (901,929)
                                                      ----------    ---------
  Net increase (decrease) from capital share
   transactions...................................       (79,019)     177,353
                                                      ----------    ---------
  Total increase (decrease) in net assets.........       (79,110)     177,353
                                                      ----------    ---------
NET ASSETS at end of period.......................    $  434,496    $ 513,606
                                                      ==========    =========
OTHER INFORMATION:
Share transactions:
 Sold.............................................     1,104,672    1,057,803
 Issued to shareholders in reinvestment of
  distributions...................................        12,701       21,479
 Repurchased......................................    (1,196,392)    (901,929)
                                                      ----------    ---------
  Net increase (decrease) in shares outstanding...       (79,019)     177,353
                                                      ==========    =========

                       See Notes to Financial Statements.
--------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS . For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                        Income from Investment Operations                            Less Distributions
                   -------------------------------------------- ------------------------------------------------------------
                                        Net Realized
                      Net                   and
                     Asset               Unrealized             Dividends  Distributions
                     Value      Net     Gain (Loss)  Total from  from Net    from Net    Distributions Return
   Year Ended      Beginning Investment      on      Investment Investment   Realized         in         of        Total
  December 31,     of Period   Income   Investments  Operations   Income   Capital Gains    Excess     Capital Distributions
  ------------     --------- ---------- ------------ ---------- ---------- ------------- ------------- ------- -------------
Money Market Fund
      2000(d)        1.000     0.030         --        0.030      (0.030)        --            --         --      (0.030)
      1999           1.000     0.051         --        0.051      (0.051)        --            --         --      (0.051)
      1998           1.000     0.054         --        0.054      (0.054)        --            --         --      (0.054)
      1997           1.000     0.053         --        0.053      (0.053)        --            --         --      (0.053)
      1996           1.000     0.052         --        0.052      (0.052)        --            --         --      (0.052)
      1995           1.000     0.057         --        0.057      (0.057)        --            --         --      (0.057)
                      Net
                    Increase
                   (Decrease)
                       in
   Year Ended      Net Asset
  December 31,       Value
  ------------     ----------
Money Market Fund
      2000(d)          --
      1999             --
      1998             --
      1997             --
      1996             --
      1995             --

------------------
*   Annualized.
**  Not Annualized.
(a) Including reimbursements and reductions.
(b) Excluding reductions. Certain Portfolios have entered into varying arrange-ments with brokers who reduced a portion of the Portfolio's expenses.
(c) Excluding reimbursements and reductions.
(d) For the six months ended June 30, 2000 (Unaudited).

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

                          Ratios/Supplemental Data
           ----------------------------------------------------------------
                                   Ratios To Average Net Assets
                               --------------------------------------------
                    Net Assets
Net Asset             End of      Net       Operating          Management     Portfolio
Value End  Total      Period   Investment    Expenses             Fee         Turnover
of Period  Return    (000's)     Income   (a)    (b)    (c)    Gross   Net      Rate
---------  ------   ---------- ---------- ----   ----   ----   -----   ----   ---------
  1.000     3.02%**  434,496      5.96%*  0.29%* 0.29%* 0.29%* 0.24%*  0.24%*    N/A
  1.000     5.19%    513,606      5.09%   0.29%  0.29%  0.29%  0.24%   0.24%     N/A
  1.000     5.51%    336,253      5.36%   0.32%  0.32%  0.32%  0.26%   0.26%     N/A
  1.000     5.47%    260,620      5.33%   0.35%  0.35%  0.35%  0.27%   0.27%     N/A
  1.000     5.36%    217,256      5.22%   0.34%  0.34%  0.34%  0.28%   0.28%     N/A
  1.000     5.84%    155,211      5.68%   0.36%    --   0.36%  0.29%   0.29%     N/A

--------------------------------------------

                           Allmerica Investment Trust

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------


1.ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance compa-nies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. The Trust is comprised of fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market Fund (the "Portfolio").

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Securities of the Portfolio are valued utilizing the amor-tized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any dis-count or premium.

Security Transactions and Investment Income: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amorti-zation of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolio from investments in certain investment companies are recorded as interest income in the accompanying finan-cial statements.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. The Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capi-tal gains and certain other amounts, if any, the Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Portfolio. The Portfolio declares and distributes all net realized capital gains, if any, at least annually. Distri-butions to shareholders are recorded on ex-dividend date.

Expenses: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

Forward Commitments: The Portfolio may enter into contracts to purchase securi-ties for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolio generally will enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a com-mitment prior to settlement date if its Sub-Adviser deems it appropriate to do so.


                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

Repurchase Agreements: The Portfolio may engage in repurchase agreement trans-actions with institutions that the Portfolio Manager has determined are credit-worthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost. The Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Portfolio Manager monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3.MANAGEMENT ADVISORY, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), serves as investment manager and administrator to the Trust. Under the terms of the management agreement, the Portfolio pays a man-agement fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedule:

                             Percentage of Average Daily Net Assets
                         First                        Next                         Over
Portfolio             $50,000,000                 $200,000,000                 $250,000,000
-------------------------------------------------------------------------------------------
Money Market             0.35%                        0.25%                        0.20%

The Manager has entered into a Sub-Adviser Agreement for the management of the investments of the Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Adviser. The Sub-Adviser for the Portfolio is Allmerica Asset Management, Inc, a wholly-owned subsidiary of First Allmerica.

Investors Bank & Trust Company ("IBT") provides portfolio accounting and cus-tody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs cer-tain administrative services for the Portfolio and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not direc-tors, officers or employees of the Trust or any investment adviser are reim-bursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.REIMBURSEMENT OF EXPENSES

In the event normal operating expenses of the Portfolio, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the advisory fee, exceed 0.60% of average net assets, the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitation. The expense limitation may be removed or revised at any time after the Portfolio's first fiscal year of operations without prior notice to existing shareholders.

5.SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

6.FOREIGN SECURITIES

The Portfolio may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

--------------------------------------------

                           Allmerica Investment Trust

                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------


The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an invest-or's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company and Allmerica Investment Trust which include important information related to charges and expenses.

                                 CLIENT NOTICES
--------------------------------------------------------------------------------

This report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts.

                         ------------------------------------------------------

                              [LOGO OF ALLMERICA]

First Allmerica Financial Life Insurance Company . Allmerica Financial Life
       Insurance and Annuity Company (licensed in all states except NY)
         Allmerica Trust Company, N.A. . Allmerica Investments, Inc.
 Allmerica Investment Management Company, Inc. The Hanover Insurance Company
          AMGRO, Inc. Allmerica Financial Alliance Insurance Company
Allmerica Asset Management, Inc. . Allmerica Financial Benefit Insurance Company
        Sterling Risk Management Services, Inc. Citizens Corporation
       Citizens Insurance Company of America . Citizens Management Inc.
        440 Lincoln Street, Worcester, Massachusetts 01653

11129 (6/00)